SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Oct. 06, 2020	Dec. 31, 2019
Statement [Table]
Proceeds from issuance initial public offering		$ 816,810,000
Temporary Equity, Carrying Amount, Attributable to Parent		816,810,000	$ 816,810,000	$ 816,810,000	$ 816,810,000
Other offering costs	$ 2,344,508
Public offering costs	800,877
Underwriter discount	44,924,550
Unrecognized tax benefits	$ 0	0				$ 0
Unrecognized tax benefits accrued for interest and penalties		0				$ 0
Statutory tax rate (as a percent)	0.00%
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of September 30, 2021 and December 31, 2020		$ 816,810,000	$ 816,810,000	$ 816,810,000	816,810,000
Federal Depository Insurance Corporation	$ 250,000
Initial Public Offering
Other offering costs					$ 139,428